VIRTUS AllianzGI Focused Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—99.2%
Air Freight & Logistics—1.2%
XPO Logistics, Inc.(1)	199,590	$ 14,530
Automobiles—6.3%
Tesla, Inc.(1)	72,230	77,835
Biotechnology—2.0%
Horizon Therapeutics plc(1)	213,005	22,410
Natera, Inc.(1)	69,563	2,830
		25,240

Capital Markets—2.6%
Morgan Stanley	371,025	32,428
Electrical Equipment—1.6%
Plug Power, Inc.(1)	683,720	19,561
Entertainment—1.0%
Walt Disney Co. (The)(1)	92,560	12,696
Healthcare Equipment & Supplies—3.0%
Align Technology, Inc.(1)	40,250	17,549
Cooper Cos., Inc. (The)	45,315	18,923
		36,472

Hotels, Restaurants & Leisure—4.0%
Airbnb, Inc. Class A(1)	95,395	16,385
Caesars Entertainment, Inc.(1)	178,680	13,823
Chipotle Mexican Grill, Inc. Class A(1)	11,800	18,668
		48,876

Interactive Media & Services—12.6%
Alphabet, Inc. Class A(1)	31,180	86,723
Meta Platforms, Inc. Class A(1)	198,220	44,076
Pinterest, Inc. Class A(1)	380,325	9,360
ZoomInfo Technologies, Inc. Class A(1)	260,700	15,574
		155,733

Internet & Direct Marketing Retail—6.9%
Amazon.com, Inc.(1)	26,132	85,189
	Shares	Value

IT Services—5.8%
EPAM Systems, Inc.(1)	52,325	$ 15,520
Mastercard, Inc. Class A	155,240	55,480
		71,000

Life Sciences Tools & Services—1.7%
Avantor, Inc.(1)	615,765	20,825
Machinery—2.6%
Deere & Co.	76,695	31,864
Multiline Retail—1.6%
Dollar General Corp.	88,620	19,729
Personal Products—1.2%
Estee Lauder Cos., Inc. (The) Class A	54,560	14,858
Pharmaceuticals—5.9%
AstraZeneca plc Sponsored ADR	320,005	21,229
Eli Lilly & Co.	112,245	32,144
Zoetis, Inc. Class A	102,490	19,328
		72,701

Road & Rail—0.7%
Union Pacific Corp.	32,375	8,845
Semiconductors & Semiconductor Equipment—8.9%
Lam Research Corp.	53,140	28,568
Microchip Technology, Inc.	245,445	18,443
NVIDIA Corp.	229,165	62,530
		109,541

Software—13.8%
Crowdstrike Holdings, Inc. Class A(1)	107,560	24,425
Microsoft Corp.	438,215	135,106
Palo Alto Networks, Inc.(1)	18,255	11,364
		170,895

Specialty Retail—0.8%
RH(1)	31,040	10,122
	Shares	Value

Technology Hardware, Storage & Peripherals—13.0%
Apple, Inc.	919,030	$ 160,472
Textiles, Apparel & Luxury Goods—2.0%
NIKE, Inc. Class B	183,490	24,690
Total Common Stocks (Identified Cost $640,896)		1,224,102

Total Long-Term Investments—99.2% (Identified Cost $640,896)		1,224,102

Short-Term Investment—0.8%
Money Market Mutual Fund—0.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(2)	9,955,263	9,955
Total Short-Term Investment (Identified Cost $9,955)		9,955

TOTAL INVESTMENTS—100.0% (Identified Cost $650,851)		$1,234,057
Other assets and liabilities, net—(0.0)%		(493)
NET ASSETS—100.0%		$1,233,564

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Schedule of Investments

VIRTUS AllianzGI Focused Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,224,102	$1,224,102
Money Market Mutual Fund	9,955	9,955
Total Investments	$1,234,057	$1,234,057
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2022.
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
See Notes to Schedule of Investments

VIRTUS ALLIANZGI FOCUSED GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Note 2. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the schedule of investments were available for issuance, and has determined that the following subsequent events require recognition or disclosure in this schedule of investments:
The Fund has been informed by AllianzGI U.S., the subadviser to the Fund, that AllianzGI U.S. will no longer act as a subadviser to the Fund after a transition period of up to 10 weeks from May 17, 2022. Consequently, the Adviser is evaluating next steps in the best interest of shareholders. In the coming weeks, the Fund will send an information statement to its shareholders with respect to a change of subadviser. Shareholder approval of any new subadvisers will not be required because of the relief previously approved by shareholders permitting the Adviser, with approval of the Board of Trustees, to change subadvisers under certain conditions.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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